Condensed Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Revenue:
Total revenue, net	$ 4,963,611	$ 7,733,034	$ 19,717,448	$ 23,342,603	$ 29,659,081	$ 17,917,432
Operating costs and expenses:
Cost of sales and service	560,145	493,591	1,092,643	924,588	1,180,671	6,713,097
Commissions	1,605,925	5,087,053	10,822,072	17,316,319	21,526,326	14,271,926
Selling and marketing	575,199	109,265	1,389,666	634,671	878,936	454,225
Salary and related	1,721,970	1,059,660	5,433,416	3,075,862	4,272,355	2,270,479
Professional fees	474,287	284,586	1,130,070	1,355,182	1,620,370	2,572,831
General and administrative	1,765,381	940,767	4,487,137	2,921,073	4,121,279	2,311,028
Total operating costs and expenses	6,702,907	7,974,922	24,355,004	26,227,695	33,599,937	28,593,586
Net loss from operations	(1,739,296)	(241,888)	(4,637,556)	(2,885,092)	(3,940,856)	(10,676,154)
Other income (expense):
Gain (loss) on debt extinguishment	443,907		1,725,384	19,387	19,387	(2,767,422)
Gain (loss) on fair value of derivative liability	(94,622)		504,635		(214,376)
Loss on spin-off of operations						(1,118,609)
Gain (loss) on bargain purchase				2,005,282	971,282
Gain (loss) on deconsolidation			53,739
Realized gain (loss) on cryptocurrency	10	(1,091)	(657)	16,363	16,241	(10,939)
Unrealized gain (loss) on cryptocurrency	(16,885)	(116)	8,445	95,810	106,488	(135,729)
Impairment expense	(627,452)		(627,452)
Interest expense	(1,427,433)	(206,007)	(3,918,070)	(210,154)	(1,842,461)	(74,976)
Interest expense, related parties	(367,190)		(1,618,284)	(5,000)	(20,000)	(104,105)
Other income (expense)	3,231	(606)	(68,053)	(2,449)	(3,032)	(493)
Total other income (expense)	(2,086,434)	(207,820)	(3,940,313)	1,919,239	(966,471)	(4,212,273)
Income (loss) before income taxes	(3,825,730)	(449,708)	(8,577,869)	(965,853)	(4,907,327)	(14,888,427)
Income tax expense	(2,198)	(2,655)	(9,580)	(44,844)	(70,768)	(24,589)
Net income (loss)	(3,827,928)	(452,363)	(8,587,449)	(1,010,697)	(4,978,095)	(14,913,016)
Less: net income (loss) attributable to the noncontrolling interest		27,613		(5,399)	32,941
Net income (loss) attributable to Investview stockholders	$ (3,827,928)	$ (479,976)	$ (8,587,449)	$ (1,005,298)	$ (5,011,036)	$ (14,913,016)
Income (loss) per common share, basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	2,840,281,449	2,213,661,318	2,748,911,300	2,197,588,591	2,234,117,482	1,911,786,477
Other comprehensive income, net of tax:
Foreign currency translation adjustments	$ 22,627	$ 3,470	$ 2,067	$ 7,211	$ 3,846
Total other comprehensive income	22,627	3,470	2,067	7,211	3,846
Comprehensive income (loss)	(3,805,301)	(448,893)	(8,585,382)	(1,003,486)	(4,974,249)	(14,913,016)
Less: comprehensive income attributable to the noncontrolling interest	(22,627)	(3,470)		(7,211)	(3,846)
Comprehensive income (loss) attributable to Investview shareholders	(3,827,928)	(452,363)	(8,585,382)	(1,010,697)	(4,978,095)	(14,913,016)
Subscription Revenue [Member]
Revenue:
Total revenue, net	4,578,623	7,003,802	19,327,091	20,835,048	27,023,202	13,899,579
Equipment Sales [Member]
Revenue:
Total revenue, net		694,954		694,954	694,954
Cryptocurrency Mining Revenue [Member]
Revenue:
Total revenue, net		34,278		1,812,601	$ 1,940,925	$ 4,017,853
Mining Revenue [Member]
Revenue:
Total revenue, net	380,871		380,871
Fee Revenue [Member]
Revenue:
Total revenue, net	$ 4,117		$ 9,486